Risk Management - Schedule of Banking Book (Detail) - Regulatory risk [member] - Banking book [member]	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Estimated limit for market risk [line items]
Short-term exposure to interest rate risk	47.21%	62.99%	48.92%
Long-term exposure to interest rate risk	23.21%	63.86%	57.82%